EXPLORATION AND EVALUATION EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Total exploration, evaluation, and development expenses	$ 12,963	$ 10,370
Salaries And Employee Benefits [Member]
Disclosure of products and services [line items]
Total exploration, evaluation, and development expenses	2,660	2,223
Raw Materials And Consumables [Member]
Disclosure of products and services [line items]
Total exploration, evaluation, and development expenses	1,923	892
Professional Fees [Member]
Disclosure of products and services [line items]
Total exploration, evaluation, and development expenses	5,474	4,411
Office And Other Expenses [Member]
Disclosure of products and services [line items]
Total exploration, evaluation, and development expenses	2,746	2,724
Share Based Compensation [Member]
Disclosure of products and services [line items]
Total exploration, evaluation, and development expenses	$ 160	$ 120